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                           CARTER LEDYARD & MILBURN
                                Two Wall Street
                           New York, New York 10005
                                 (212)732-3200


                                                                February 2, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: SPDR Trust, Series 1
   File #033-46080
   Rule 497(j) Filing

Dear Sir/Madam:

   On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 26, 2000.


                                                Very truly yours,

                                            /s/ Kathleen H.Moriarty, Esq.
                                            ----------------------------
                                                Kathleen H.Moriarty, Esq.



cc: Houghton Hallock, Jr.